Income Taxes - Schedule of Components of Income Tax Expense (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Current
U.S. Federal	$ 0
State & Local	304
Foreign	0
Total current income tax expense (benefit)	304
Deferred
U.S. Federal	0
State & Local	0
Foreign	0
Total deferred income tax expense (benefit)	0
Total income tax expense (benefit)	$ 304